Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Other Non-Current Assets
Other Non-Current Assets

10. Other Non-Current Assets

        An analysis of other non-current assets is as follows:

	As of December 31,
	2016	2017
Accrued revenue from straight-line revenue	928	—
Various guarantees	412	428
Other long-term assets	484	—

Total	1,824	428